FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments
Schedule of financial assets

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Debt instruments at amortized cost:
Accounts and bills receivable - current	29,771	41,526	6,533
Accounts and bills receivable - non-current	31,676	9,501	1,495
Financial assets included in other receivables	1,118	85,224	13,408
Due from related companies	123,893	—	—
Financial assets at fair value through profit or loss：
Listed equity investments (i)	138,674	—	—
Structured deposit (ii)	5,000	—	—

Total	330,132	136,251	21,436

Total current	298,456	126,750	19,941
Total non-current	31,676	9,501	1,495

Schedule of financial liabilities

	December 31,	December 31,	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Derivatives not designated as hedging instruments:
Derivative financial liabilities (i)	—	1,710	269
Financial liabilities at amortized cost:
Trade payables	28,621	21,118	3,321
Financial liabilities in other payables and accruals	4,605	5,903	929
Dividends payable	—	5,048	794
Lease liabilities	3,550	2,189	345
Due to related companies	79,459	5,710	898
Due to the Shareholder	7,149	14,050	2,211
Interest-bearing loans and borrowings	80,000	77,000	12,115

Total	203,384	132,728	20,882

Total current	124,216	57,520	9,048
Total non-current	79,168	75,208	11,834

(i)	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,584,000 of its common shares with an initial exercise price of US$2.35 per share. Refer to Note 25 for further details.

Fair value of investments

	December 31,
	2020		2021		2021
	CNY		CNY		US$
	(As adjusted)
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Financial liabilities
Interest-bearing loans and borrowings	80,000	82,184	77,000	79,003	12,115	12,430

Total	80,000	82,184	77,000	79,003	12,115	12,430

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities as of December 31, 2020 and 2021:

As of December 31, 2020 (As adjusted)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial assets
Structured deposit	—	5,000	—	5,000
Financial assets at fair value through profit or loss	138,674	—	—	138,674
Total financial assets	138,674	5,000	—	143,674

As of December 31, 2021	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial liabilities
Derivative financial liabilities	—	1,710	—	1,710

As of December 31, 2021	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$

Recurring fair value measurement:

Financial liabilities
Derivative financial liabilities	—	269	—	269